S000034415 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.17%	(2.15%)	1.26%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		10.17%	(1.87%)	1.58%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.34%	(2.79%)	0.59%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	(1.80%)	0.81%
Class N
Prospectus [Line Items]
Average Annual Return, Percent		10.06%	(1.97%)	1.51%

[1]
The Bloomberg Global Aggregate Bond Index is a multi-currency benchmark that provides a broad-based measure of the global investment grade fixed rate debt markets and includes treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging markets issuers.